Exhibit 99.1
	RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html
In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information
Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	3/23/2020	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	3/23/2020	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	6/17/2022	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	7/21/2031	1.652%	Fixed
CB23	£400,000,000	1.9872000 C$/£	$794,880,000	7/20/2018	3 month £ Libor +0.28%	Floating
CB24	US$500,000,000	1.2986000 C$/US$	$649,300,000	7/23/2018	3 month USD LIBOR +0.30%	Floating
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	12/16/2020	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	10/14/2020	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	12/15/2034	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	1/14/2036	1.625%	Fixed
CB29	£350,000,000	1.8915000 C$/£	$662,025,000	3/11/2019	3 month £ Libor +0.50%	Floating
CB30	€ 1,500,000,000	1.4808000 C$/€	$2,221,200,000	3/11/2021	0.125%	Fixed
CB31	US$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	3/22/2021	2.300%	Fixed
CB32	$2,000,000,000	N/A	$2,000,000,000	4/26/2019	1.400%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	9/14/2021	3 month £ ICE Libor +0.40%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	12/22/2021	1.125%	Fixed
Total			$35,614,589,950
OSFI Covered Bond Limit			$45,271,803,240
Weighted average maturity of Outstanding Covered Bonds (months)				32.74
Weighted average remaining term of Loans in Cover Pool (months)				25.25
Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB23		Aaa	AAA	AAA
CB24		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA
CB29		Aaa	AAA	AAA
CB30		Aaa	AAA	AAA
CB31		Aaa	AAA	AAA
CB32		Aaa	AAA	AAA
CB33		Aaa	AAA	AAA
CB34		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017				Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB6, Series CB19, Series CB20 and Series CB32 is Royal Bank of Canada.
Royal Bank of Canada's Ratings(1)
	Moody's	DBRS	Fitch
Senior Debt / Long-Term Issuer Default Rating (Fitch)	A1	AA	AA
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating ("dr") (Short-Term/Long-Term)	P-1 (dr) / A1 (dr)	n/a	*
Counterparty Risk Assessment (Short-Term/Long-Term)	P-1 (cr) / Aa3 (cr)	n/a	n/a
Derivative Counterparty Rating (Short-Term/Long-Term)	n/a	n/a	*
Rating Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(1)
	Moody's	DBRS	Fitch
Senior Debt / Long-Term Issuer Default Rating (Fitch)	A1	AA	AA-
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating (Short-Term/Long-Term)	P-1 (dr) / A1 (dr)	n/a	*

Description of Ratings Triggers(2) (3)
A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(4)
Standby Account Bank/GDA Provider (BMO)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(4)
Cash Manager (RBC)	P-2 (cr)	BBB (low) (long)	F2 & BBB+(5)
Servicer (RBC)	Baa3 (cr)	BBB (low) (long)	F2 & BBB+(5)
Interest Rate Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(5)
Covered Bond Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(5)

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (cr)	n/a	BBB (long)(5)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1 (dr)	BBB (low)	F1 & A-(4)
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1 (dr)	BBB (low)	F1 & A-(4)

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1 (dr)	BBB (low)	F1 & A-(4)

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Establishment of the Reserve Fund	P-1(cr)	R-1 (mid) & A (low)	F1 & A-(4)

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)(6)	BBB (high) (long)	BBB+ (long)(6)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(5)

(b) Covered Bond Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(5)

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) "*" indicates that Fitch has not yet assigned the relevant rating or assessement.
(2) Where one rating or assessment is expressed, unless otherwise specified, such rating or assessment is short-term. Where two ratings or assessments are expressed, the first is short-term and the second is long-term. Unless otherwise specified, ratings or assessments are in respect of Senior Debt (or the Long-Term Issuer Default Rating in the case of Fitch) and Short-Term Debt (or the Short-Term Issuer Default Rating in the case of Fitch). Where two ratings or assessments are listed in respect of a relevant action, the action is required to be taken where the rating or assessment of the relvevant party falls below both such ratings or assessments.

(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) These ratings will be in respect of deposit ratings from Fitch following Fitch having assigned deposit ratings to the relevant party.
(5) These ratings will be in respect of Derivative Counterparty Ratings from Fitch and include the (dcr) reference following Fitch having assigned Derivative Counterparty Ratings to the relevant party.

(6) Following the date the final Government of Canada regulations of the Covered Bond Swap Provider’s bank recapitalization or “bail-in” regime” come into force, the Moody's assessment will be Baa1(cr) and, if at such time, Fitch has assigned Derivative Counterparty Ratings to the Covered Bond Swap Provider, the Fitch rating will be BBB+(dcr).

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2017			Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds			$35,614,589,950

A = lower of (i) LTV Adjusted True Balance, and			$48,829,744,433	A (i)	52,505,083,026.78
(ii) Asset Percentage Adjusted True Balance, as adjusted				A (ii)	48,829,744,432.91
B = Principal Receipts			-	Asset Percentage:	93.00%
C = Cash Capital Contributions			-	Maximum Asset Percentage:	93.00%
D = Substitute Assets			-
E = Reserve Fund balance			-
F = Negative Carry Factor calculation			$507,367,698
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)			$48,322,376,735

Valuation Calculation

Trading Value of Covered Bonds			$37,115,503,343

A = LTV Adjusted Present Value			$52,113,224,825	Weighted Average Effective Yield
				of Performing Eligible Loans:	3.25%
B = Principal Receipts			-
C = Cash Capital Contributions
D = Trading Value of Substitute Assets			-
E = Reserve Fund Balance			-
F = Trading Value of Swap Collateral			-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)			$52,113,224,825

Intercompany Loan Balance

Guarantee Loan			$38,495,758,639
Demand Loan			$13,991,390,201
Total			$52,487,148,841

Cover Pool Losses

Period End	Write-off Amounts		Loss Percentage (Annualized)
October 31, 2017	$995,650		0.02%

Cover Pool Flow of Funds

	31-Oct-2017		29-Sep-2017
Cash Inflows
Principal Receipts	$969,775,080		$1,055,939,074
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$125,032,310		$122,014,088
Swap receipts	$114,188,309	(1)	$110,893,181	(2)
Cash Outflows
Swap payment	($125,032,310)	(1)	($122,014,088)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($113,959,932)	(1)	($110,671,395)	(2)
Intercompany Loan principal	($969,775,080)	(1)	($1,055,939,074)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$228,377		$221,786

(1) Cash settlement to occur on November 17, 2017
(2) Cash settlement occurred on October 17, 2017

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2017				Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Cover Pool Summary Statistics

Previous Month Ending Balance	$53,487,386,158
Current Month Ending Balance	$52,516,615,427
Number of Mortgages in Pool	338,828
Average Mortgage Size	$154,995
Ten Largest Mortgages as a % of Current Month Ending Balance	0.05%
Number of Properties	260,973
Number of Borrowers	253,738
	Original	(1)	Indexed(2)
Weighted Average LTV - Authorized	70.49%		51.61%
Weighted Average LTV - Drawn	60.76%		44.73%
Weighted Average LTV - Original Authorized	72.83%
Weighted Average Mortgage Rate	2.73%
Weighted Average Seasoning (Months)	27.26
Weighted Average Original Term (Months)	52.51
Weighted Average Remaining Term (Months)	25.25

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans		Percentage	Principal Balance	Percentage
Current and less than 30 days past due	338,145		99.80	$52,407,257,836	99.79
30 to 59 days past due	262		0.08	$43,455,778	0.08
60 to 89 days past due	104		0.03	$15,721,649	0.03
90 or more days past due	317		0.09	$50,180,164	0.10
Total	338,828		100.00	$52,516,615,427	100.00

Cover Pool Provincial Distribution

Province	Number of Loans		Percentage	Principal Balance	Percentage
Alberta	40,983		12.10	$7,088,742,326	13.50
British Columbia	61,671		18.20	$12,068,101,392	22.98
Manitoba	13,565		4.00	$1,522,693,133	2.90
New Brunswick	6,346		1.87	$526,772,114	1.00
Newfoundland and Labrador	4,064		1.20	$482,405,300	0.92
Northwest Territories	33		0.01	$4,352,895	0.01
Nova Scotia	10,065		2.97	$985,888,845	1.88
Nunavut	2		0.00	$50,414	0.00
Ontario	137,488		40.58	$22,587,000,584	43.01
Prince Edward Island	1,240		0.37	$109,506,971	0.21
Quebec	51,329		15.15	$5,589,702,651	10.64
Saskatchewan	11,894		3.51	$1,525,907,187	2.91
Yukon	148		0.04	$25,491,615	0.05
Total	338,828		100.00	$52,516,615,427	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans		Percentage	Principal Balance	Percentage
Score Unavailable	196		0.06	$25,571,339	0.05
499 and below	976		0.29	$138,024,371	0.26
500 - 539	834		0.25	$125,205,527	0.24
540 - 559	651		0.19	$95,177,721	0.18
560 - 579	896		0.26	$139,434,589	0.27
580 - 599	1,394		0.41	$222,199,755	0.42
600 - 619	2,297		0.68	$363,099,824	0.69
620 - 639	3,607		1.06	$601,317,469	1.15
640 - 659	5,810		1.71	$965,112,563	1.84
660 - 679	9,159		2.70	$1,499,144,069	2.85
680 - 699	12,891		3.80	$2,124,572,366	4.05
700 - 719	16,972		5.01	$2,794,691,984	5.32
720 - 739	19,262		5.68	$3,161,492,946	6.02
740 - 759	21,211		6.26	$3,435,889,001	6.54
760 - 779	23,858		7.04	$3,993,584,595	7.60
780 - 799	28,005		8.27	$4,626,686,470	8.81
800 and above	190,809		56.31	$28,205,410,841	53.71
Total	338,828		100.00	$52,516,615,427	100.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2017				Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	248,375	73.30	$36,967,463,704	70.39
Variable	90,453	26.70	$15,549,151,723	29.61
Total	338,828	100.00	$52,516,615,427	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	54,334	16.04	$10,222,848,332	19.47
Homeline Mortgage Segment	284,494	83.96	$42,293,767,096	80.53
Total	338,828	100.00	$52,516,615,427	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	28,866	8.52	$4,557,208,310	8.68
Owner Occupied	309,962	91.48	$47,959,407,118	91.32
Total	338,828	100.00	$52,516,615,427	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	945	0.28	$184,022,715	0.35
2.0000% - 2.4999%	66,045	19.49	$10,931,988,980	20.82
2.5000% - 2.9999%	221,744	65.44	$35,596,579,326	67.78
3.0000% - 3.4999%	31,682	9.35	$3,755,452,676	7.15
3.5000% - 3.9999%	10,591	3.13	$1,185,587,521	2.26
4.0000% - 4.4999%	3,712	1.10	$418,071,184	0.80
4.5000% - 4.9999%	2,313	0.68	$267,312,143	0.51
5.0000% - 5.4999%	195	0.06	$18,886,412	0.04
5.5000% - 5.9999%	60	0.02	$5,556,145	0.01
6.0000% - 6.4999%	30	0.01	$3,254,544	0.01
6.5000% - 6.9999%	15	0.00	$1,638,726	0.00
7.0000% and above	1,496	0.44	$148,265,056	0.28
Total	338,828	100.00	$52,516,615,427	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	85,942	25.36	$12,900,017,388	24.56
12.00 - 23.99	81,627	24.09	$12,271,821,950	23.37
24.00 - 35.99	86,679	25.58	$13,595,197,427	25.89
36.00 - 47.99	56,156	16.57	$9,162,693,828	17.45
48.00 - 59.99	26,254	7.75	$4,258,303,909	8.11
60.00 - 71.99	1,668	0.49	$253,448,788	0.48
72.00 - 83.99	221	0.07	$31,035,838	0.06
84.00 - 119.99	278	0.08	$43,598,863	0.08
120.00 and above	3	0.00	$497,437	0.00
Total	338,828	100.00	$52,516,615,427	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	57,818	17.06	$8,961,868,216	17.06
12.00 - 23.99	91,555	27.02	$14,557,136,476	27.72
24.00 - 35.99	82,812	24.44	$12,918,249,712	24.60
36.00 - 59.99	102,101	30.13	$15,608,239,950	29.72
60.00 and above	4,542	1.34	$471,121,073	0.90
Total	338,828	100.00	$52,516,615,427	100.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2017			Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	146,791	43.32	$7,526,267,239	14.33
100,000 - 149,999	58,688	17.32	$7,275,045,555	13.85
150,000 - 199,999	44,578	13.16	$7,742,797,782	14.74
200,000 - 249,999	30,334	8.95	$6,779,859,039	12.91
250,000 - 299,999	20,061	5.92	$5,482,057,440	10.44
300,000 - 349,999	12,408	3.66	$4,009,620,757	7.63
350,000 - 399,999	8,069	2.38	$3,010,013,425	5.73
400,000 - 449,999	5,190	1.53	$2,197,680,278	4.18
450,000 - 499,999	3,379	1.00	$1,598,821,070	3.04
500,000 - 549,999	2,234	0.66	$1,168,955,097	2.23
550,000 - 599,999	1,561	0.46	$894,741,719	1.70
600,000 - 649,999	1,147	0.34	$715,694,596	1.36
650,000 - 699,999	817	0.24	$550,952,431	1.05
700,000 - 749,999	632	0.19	$457,952,078	0.87
750,000 - 799,999	495	0.15	$382,710,295	0.73
800,000 - 849,999	399	0.12	$328,753,405	0.63
850,000 - 899,999	353	0.10	$308,237,595	0.59
900,000 - 949,999	300	0.09	$277,321,846	0.53
950,000 - 999,999	220	0.06	$214,604,958	0.41
1,000,000 and above	1,172	0.35	$1,594,528,822	3.04
Total	338,828	100.00	$52,516,615,427	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	30,259	8.93	$4,459,816,520	8.49
Detached	274,874	81.12	$42,703,900,207	81.32
Duplex	4,324	1.28	$610,966,407	1.16
Fourplex	1,069	0.32	$190,341,334	0.36
Other	837	0.25	$124,147,841	0.24
Row (Townhouse)	14,381	4.24	$2,299,936,249	4.38
Semi-detached	12,005	3.54	$1,958,781,270	3.73
Triplex	1,079	0.32	$168,725,600	0.32
Total	338,828	100.00	$52,516,615,427	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	15,053	5.77	$1,046,283,658	1.99
20.01 - 25.00	6,502	2.49	$859,256,355	1.64
25.01 - 30.00	9,852	3.78	$1,559,257,282	2.97
30.01 - 35.00	16,198	6.21	$2,914,769,087	5.55
35.01 - 40.00	22,967	8.80	$4,588,477,914	8.74
40.01 - 45.00	27,700	10.61	$6,323,615,133	12.04
45.01 - 50.00	36,501	13.99	$7,834,027,102	14.92
50.01 - 55.00	31,729	12.16	$6,929,641,956	13.20
55.01 - 60.00	27,056	10.37	$5,735,155,593	10.92
60.01 - 65.00	19,609	7.51	$4,086,779,527	7.78
65.01 - 70.00	14,282	5.47	$3,134,331,256	5.97
70.01 - 75.00	18,573	7.12	$4,059,567,455	7.73
75.01 - 80.00	11,926	4.57	$2,748,211,633	5.23
> 80.00	3,025	1.16	$697,241,477	1.33
Total	260,973	100.00	$52,516,615,427	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	44,207	16.94	$3,649,886,240	6.95
20.01 - 25.00	16,784	6.43	$2,523,106,878	4.80
25.01 - 30.00	19,126	7.33	$3,480,243,119	6.63
30.01 - 35.00	22,355	8.57	$4,701,543,032	8.95
35.01 - 40.00	24,552	9.41	$5,733,389,911	10.92
40.01 - 45.00	26,580	10.18	$6,483,642,732	12.35
45.01 - 50.00	27,197	10.42	$6,585,484,164	12.54
50.01 - 55.00	22,975	8.80	$5,489,530,394	10.45
55.01 - 60.00	18,519	7.10	$4,359,534,393	8.30
60.01 - 65.00	12,655	4.85	$3,067,178,639	5.84
65.01 - 70.00	11,435	4.38	$2,828,974,332	5.39
70.01 - 75.00	9,945	3.81	$2,440,595,913	4.65
75.01 - 80.00	4,103	1.57	$1,040,980,980	1.98
> 80.00	540	0.21	$132,524,701	0.25
Total	260,973	100.00	$52,516,615,427	100.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2017			Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$238,453,816	$0	$354,294	$61,805	$238,869,914
	20.01 - 25.00	$159,227,425	$121,299	$94,871	$296,807	$159,740,403
	25.01 - 30.00	$220,045,606	$0	$141,831	$225,420	$220,412,857
	30.01 - 35.00	$286,419,320	$0	$0	$962,686	$287,382,006
	35.01 - 40.00	$376,511,862	$956,459	$0	$618,259	$378,086,581
	40.01 - 45.00	$460,293,882	$404,034	$47,976	$4,371,622	$465,117,514
	45.01 - 50.00	$611,729,769	$1,432,290	$481,132	$1,336,841	$614,980,031
	50.01 - 55.00	$708,937,979	$704,522	$917,598	$414,081	$710,974,180
	55.01 - 60.00	$812,096,291	$2,333,859	$374,413	$1,693,259	$816,497,822
	60.01 - 65.00	$836,935,169	$1,239,682	$1,134,330	$3,438,329	$842,747,510
	65.01 - 70.00	$864,619,937	$731,593	$190,351	$1,448,186	$866,990,066
	70.01 - 75.00	$866,170,081	$450,599	$1,139,088	$2,573,125	$870,332,894
	75.01 - 80.00	$547,552,773	$582,656	$825,033	$1,430,500	$550,390,962
	> 80.00	$66,098,476	$0	$121,110	$0	$66,219,585
Total Alberta		$7,055,092,386	$8,956,992	$5,822,026	$18,870,922	$7,088,742,326

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$1,236,296,095	$915,079	$0	$57,037	$1,237,268,211
	20.01 - 25.00	$822,969,339	$303,520	$142,796	$98,958	$823,514,613
	25.01 - 30.00	$1,117,072,312	$824,826	$0	$471,251	$1,118,368,389
	30.01 - 35.00	$1,503,466,654	$435,115	$661,961	$1,922,112	$1,506,485,841
	35.01 - 40.00	$1,845,870,770	$2,018,073	$308,329	$199,670	$1,848,396,842
	40.01 - 45.00	$1,871,777,168	$1,635,143	$368,153	$2,911,601	$1,876,692,065
	45.01 - 50.00	$1,584,624,700	$977,655	$0	$1,293,540	$1,586,895,895
	50.01 - 55.00	$1,014,359,827	$392,997	$0	$765,525	$1,015,518,349
	55.01 - 60.00	$560,428,312	$224,732	$0	$84,833	$560,737,876
	60.01 - 65.00	$259,788,957	$0	$0	$0	$259,788,957
	65.01 - 70.00	$171,111,985	$0	$0	$0	$171,111,985
	70.01 - 75.00	$53,169,516	$0	$0	$0	$53,169,516
	75.01 - 80.00	$8,015,028	$0	$0	$0	$8,015,028
	> 80.00	$2,137,825	$0	$0	$0	$2,137,825
Total British Columbia		$12,051,088,487	$7,727,138	$1,481,239	$7,804,527	$12,068,101,392

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$51,425,628	$61,344	$0	$0	$51,486,972
	20.01 - 25.00	$34,202,539	$0	$0	$0	$34,202,539
	25.01 - 30.00	$48,761,735	$106,634	$0	$0	$48,868,369
	30.01 - 35.00	$60,549,181	$46,470	$0	$49,967	$60,645,617
	35.01 - 40.00	$83,470,663	$0	$0	$0	$83,470,663
	40.01 - 45.00	$106,917,019	$263,938	$0	$246,362	$107,427,319
	45.01 - 50.00	$143,857,005	$76,863	$124,074	$320,972	$144,378,914
	50.01 - 55.00	$176,267,303	$193,611	$0	$265,493	$176,726,407
	55.01 - 60.00	$171,565,546	$0	$0	$397,936	$171,963,482
	60.01 - 65.00	$168,876,989	$0	$181,022	$706,906	$169,764,917
	65.01 - 70.00	$192,306,240	$0	$156,627	$362,676	$192,825,543
	70.01 - 75.00	$195,562,014	$323,951	$0	$0	$195,885,965
	75.01 - 80.00	$84,261,002	$135,463	$0	$0	$84,396,465
	> 80.00	$649,963	$0	$0	$0	$649,963
Total Manitoba		$1,518,672,824	$1,208,274	$461,723	$2,350,312	$1,522,693,133

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017				Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$24,464,775	$0	$0	$36,256	$24,501,031
	20.01 - 25.00	$15,447,398	$0	$0	$0	$15,447,398
	25.01 - 30.00	$23,886,099	$0	$48,147	$14,443	$23,948,689
	30.01 - 35.00	$32,318,134	$0	$131,414	$231,264	$32,680,813
	35.01 - 40.00	$43,594,046	$127,696	$0	$19,439	$43,741,180
	40.01 - 45.00	$67,285,317	$65,663	$165,991	$176,728	$67,693,699
	45.01 - 50.00	$88,220,766	$224,319	$222,714	$318,293	$88,986,091
	50.01 - 55.00	$92,486,875	$96,149	$0	$270,484	$92,853,508
	55.01 - 60.00	$79,867,485	$113,512	$0	$68,233	$80,049,230
	60.01 - 65.00	$38,379,743	$106,382	$72,642	$236,601	$38,795,367
	65.01 - 70.00	$10,343,272	$0	$0	$0	$10,343,272
	70.01 - 75.00	$6,465,506	$0	$0	$0	$6,465,506
	75.01 - 80.00	$1,224,566	$0	$0	$0	$1,224,566
	> 80.00	$41,764	$0	$0	$0	$41,764
Total New Brunswick		$524,025,745	$733,721	$640,908	$1,371,740	$526,772,114

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$19,585,419	$15,341	$0	$0	$19,600,760
Labrador	20.01 - 25.00	$13,860,992	$0	$0	$0	$13,860,992
	25.01 - 30.00	$18,749,784	$44,058	$0	$0	$18,793,842
	30.01 - 35.00	$30,864,765	$0	$0	$22,951	$30,887,716
	35.01 - 40.00	$36,286,141	$0	$0	$0	$36,286,141
	40.01 - 45.00	$54,318,689	$88,032	$0	$0	$54,406,721
	45.01 - 50.00	$78,583,450	$136,986	$0	$389,447	$79,109,883
	50.01 - 55.00	$97,470,015	$190,498	$0	$0	$97,660,512
	55.01 - 60.00	$76,841,967	$0	$0	$331,663	$77,173,630
	60.01 - 65.00	$34,865,351	$358,283	$0	$0	$35,223,633
	65.01 - 70.00	$12,098,667	$0	$0	$0	$12,098,667
	70.01 - 75.00	$6,264,159	$0	$0	$0	$6,264,159
	75.01 - 80.00	$1,019,848	$0	$0	$0	$1,019,848
	> 80.00	$18,797	$0	$0	$0	$18,797
Total Newfoundland and Labrador		$480,828,043	$833,197	$0	$744,061	$482,405,300

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$680,198	$0	$0	$0	$680,198
Territories	20.01 - 25.00	$509,556	$0	$0	$0	$509,556
	25.01 - 30.00	$496,852	$0	$0	$0	$496,852
	30.01 - 35.00	$382,204	$0	$0	$0	$382,204
	35.01 - 40.00	$198,800	$0	$0	$0	$198,800
	40.01 - 45.00	$653,044	$0	$0	$224,726	$877,771
	45.01 - 50.00	$423,676	$0	$0	$0	$423,676
	50.01 - 55.00	$277,538	$0	$0	$0	$277,538
	55.01 - 60.00	$506,301	$0	$0	$0	$506,301
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$4,128,168	$0	$0	$224,726	$4,352,895

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017				Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$33,671,031	$0	$0	$22,530	$33,693,561
	20.01 - 25.00	$25,831,701	$0	$0	$0	$25,831,701
	25.01 - 30.00	$30,521,399	$0	$0	$0	$30,521,399
	30.01 - 35.00	$42,903,712	$0	$0	$186,614	$43,090,325
	35.01 - 40.00	$54,909,673	$163,868	$0	$196,220	$55,269,762
	40.01 - 45.00	$77,672,253	$291,776	$0	$127,174	$78,091,203
	45.01 - 50.00	$98,925,805	$0	$60,157	$557,440	$99,543,402
	50.01 - 55.00	$103,092,034	$112,983	$0	$404,459	$103,609,476
	55.01 - 60.00	$107,704,288	$0	$0	$80,063	$107,784,350
	60.01 - 65.00	$85,339,619	$0	$151,014	$64,478	$85,555,110
	65.01 - 70.00	$95,107,105	$195,969	$0	$116,085	$95,419,159
	70.01 - 75.00	$125,460,943	$207,343	$210,442	$0	$125,878,727
	75.01 - 80.00	$91,783,206	$119,717	$0	$0	$91,902,923
	> 80.00	$9,697,746	$0	$0	$0	$9,697,746
Total Nova Scotia		$982,620,514	$1,091,656	$421,613	$1,755,062	$985,888,845

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$50,414	$0	$0	$0	$50,414
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$50,414	$0	$0	$0	$50,414

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$1,794,140,263	$576,235	$78,805	$0	$1,794,795,303
	20.01 - 25.00	$1,266,327,471	$1,049,216	$0	$275,997	$1,267,652,684
	25.01 - 30.00	$1,764,557,188	$2,030,244	$299,105	$547,593	$1,767,434,129
	30.01 - 35.00	$2,405,232,093	$2,571,844	$623,627	$1,163,675	$2,409,591,239
	35.01 - 40.00	$2,861,975,516	$4,748,775	$131,166	$209,348	$2,867,064,805
	40.01 - 45.00	$3,251,988,852	$1,877,664	$327,280	$491,044	$3,254,684,841
	45.01 - 50.00	$3,207,207,066	$2,442,371	$1,340,884	$973,899	$3,211,964,221
	50.01 - 55.00	$2,419,638,087	$2,077,225	$177,093	$702,440	$2,422,594,845
	55.01 - 60.00	$1,700,525,131	$900,573	$232,771	$0	$1,701,658,476
	60.01 - 65.00	$915,201,519	$128,469	$0	$191,487	$915,521,474
	65.01 - 70.00	$606,643,993	$355,477	$154,642	$477,259	$607,631,370
	70.01 - 75.00	$317,836,620	$0	$0	$219,625	$318,056,245
	75.01 - 80.00	$41,759,843	$0	$0	$0	$41,759,843
	> 80.00	$6,591,109	$0	$0	$0	$6,591,109
Total Ontario		$22,559,624,750	$18,758,093	$3,365,372	$5,252,368	$22,587,000,584

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017				Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$6,211,063	$0	$0	$0	$6,211,063
Island	20.01 - 25.00	$3,987,904	$0	$0	$0	$3,987,904
	25.01 - 30.00	$5,173,342	$0	$0	$0	$5,173,342
	30.01 - 35.00	$7,039,007	$0	$0	$0	$7,039,007
	35.01 - 40.00	$9,856,565	$0	$0	$0	$9,856,565
	40.01 - 45.00	$11,544,627	$0	$0	$63,823	$11,608,450
	45.01 - 50.00	$19,330,214	$0	$33,991	$0	$19,364,205
	50.01 - 55.00	$20,025,432	$0	$0	$0	$20,025,432
	55.01 - 60.00	$13,775,049	$102,135	$0	$0	$13,877,184
	60.01 - 65.00	$8,266,334	$226,463	$0	$0	$8,492,797
	65.01 - 70.00	$1,444,240	$0	$0	$0	$1,444,240
	70.01 - 75.00	$2,426,783	$0	$0	$0	$2,426,783
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$109,080,560	$328,598	$33,991	$63,823	$109,506,971

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$177,888,492	$112,964	$67,026	$0	$178,068,482
	20.01 - 25.00	$125,778,002	$164,732	$0	$0	$125,942,734
	25.01 - 30.00	$175,155,423	$0	$0	$530,698	$175,686,121
	30.01 - 35.00	$223,020,546	$287,467	$0	$58,029	$223,366,042
	35.01 - 40.00	$280,463,981	$0	$90,869	$136,994	$280,691,843
	40.01 - 45.00	$363,334,868	$0	$660,125	$0	$363,994,992
	45.01 - 50.00	$439,934,470	$118,601	$182,776	$416,243	$440,652,090
	50.01 - 55.00	$555,125,318	$203,310	$109,551	$880,214	$556,318,393
	55.01 - 60.00	$621,048,331	$285,899	$178,216	$700,544	$622,212,990
	60.01 - 65.00	$629,277,416	$69,524	$0	$624,586	$629,971,526
	65.01 - 70.00	$841,275,939	$473,391	$329,475	$1,115,696	$843,194,502
	70.01 - 75.00	$840,333,274	$886,532	$473,280	$1,230,226	$842,923,311
	75.01 - 80.00	$258,955,351	$143,037	$161,300	$439,105	$259,698,793
	> 80.00	$46,681,023	$0	$55,115	$244,695	$46,980,833
Total Quebec		$5,578,272,432	$2,745,457	$2,307,733	$6,377,028	$5,589,702,651

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$62,892,383	$66,522	$0	$31,781	$62,990,686
	20.01 - 25.00	$50,647,900	$0	$0	$227,542	$50,875,441
	25.01 - 30.00	$69,196,974	$68,460	$0	$20,185	$69,285,618
	30.01 - 35.00	$98,324,323	$0	$48,905	$246,503	$98,619,730
	35.01 - 40.00	$127,558,346	$0	$73,770	$278,687	$127,910,803
	40.01 - 45.00	$195,260,103	$156,477	$535,326	$901,646	$196,853,551
	45.01 - 50.00	$290,830,734	$531,741	$130,714	$1,562,499	$293,055,688
	50.01 - 55.00	$288,971,088	$249,451	$111,640	$726,263	$290,058,442
	55.01 - 60.00	$204,121,545	$0	$286,689	$1,126,748	$205,534,982
	60.01 - 65.00	$80,743,594	$0	$0	$243,742	$80,987,336
	65.01 - 70.00	$27,915,530	$0	$0	$0	$27,915,530
	70.01 - 75.00	$19,059,748	$0	$0	$0	$19,059,748
	75.01 - 80.00	$2,572,552	$0	$0	$0	$2,572,552
	> 80.00	$187,079	$0	$0	$0	$187,079
Total Saskatchewan		$1,518,281,896	$1,072,651	$1,187,044	$5,365,595	$1,525,907,187

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017				Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$1,720,060	$0	$0	$0	$1,720,060
	20.01 - 25.00	$1,540,913	$0	$0	$0	$1,540,913
	25.01 - 30.00	$1,253,512	$0	$0	$0	$1,253,512
	30.01 - 35.00	$1,322,079	$0	$0	$0	$1,322,079
	35.01 - 40.00	$2,415,927	$0	$0	$0	$2,415,927
	40.01 - 45.00	$6,194,606	$0	$0	$0	$6,194,606
	45.01 - 50.00	$6,130,068	$0	$0	$0	$6,130,068
	50.01 - 55.00	$2,913,313	$0	$0	$0	$2,913,313
	55.01 - 60.00	$1,538,069	$0	$0	$0	$1,538,069
	60.01 - 65.00	$330,011	$0	$0	$0	$330,011
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$133,057	$0	$0	$0	$133,057
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$25,491,615	$0	$0	$0	$25,491,615

Grand Total		$52,407,257,836	$43,455,778	$15,721,649	$50,180,164	$52,516,615,427

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.45	0.00	0.00	0.00	0.45
	20.01 - 25.00	0.30	0.00	0.00	0.00	0.30
	25.01 - 30.00	0.42	0.00	0.00	0.00	0.42
	30.01 - 35.00	0.55	0.00	0.00	0.00	0.55
	35.01 - 40.00	0.72	0.00	0.00	0.00	0.72
	40.01 - 45.00	0.88	0.00	0.00	0.01	0.89
	45.01 - 50.00	1.16	0.00	0.00	0.00	1.17
	50.01 - 55.00	1.35	0.00	0.00	0.00	1.35
	55.01 - 60.00	1.55	0.00	0.00	0.00	1.55
	60.01 - 65.00	1.59	0.00	0.00	0.01	1.60
	65.01 - 70.00	1.65	0.00	0.00	0.00	1.65
	70.01 - 75.00	1.65	0.00	0.00	0.00	1.66
	75.01 - 80.00	1.04	0.00	0.00	0.00	1.05
	> 80.00	0.13	0.00	0.00	0.00	0.13
Total Alberta		13.43	0.02	0.01	0.04	13.50

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	2.35	0.00	0.00	0.00	2.36
	20.01 - 25.00	1.57	0.00	0.00	0.00	1.57
	25.01 - 30.00	2.13	0.00	0.00	0.00	2.13
	30.01 - 35.00	2.86	0.00	0.00	0.00	2.87
	35.01 - 40.00	3.51	0.00	0.00	0.00	3.52
	40.01 - 45.00	3.56	0.00	0.00	0.01	3.57
	45.01 - 50.00	3.02	0.00	0.00	0.00	3.02
	50.01 - 55.00	1.93	0.00	0.00	0.00	1.93
	55.01 - 60.00	1.07	0.00	0.00	0.00	1.07
	60.01 - 65.00	0.49	0.00	0.00	0.00	0.49
	65.01 - 70.00	0.33	0.00	0.00	0.00	0.33
	70.01 - 75.00	0.10	0.00	0.00	0.00	0.10
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total British Columbia		22.95	0.01	0.00	0.01	22.98

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017				Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.10	0.00	0.00	0.00	0.10
	20.01 - 25.00	0.07	0.00	0.00	0.00	0.07
	25.01 - 30.00	0.09	0.00	0.00	0.00	0.09
	30.01 - 35.00	0.12	0.00	0.00	0.00	0.12
	35.01 - 40.00	0.16	0.00	0.00	0.00	0.16
	40.01 - 45.00	0.20	0.00	0.00	0.00	0.20
	45.01 - 50.00	0.27	0.00	0.00	0.00	0.27
	50.01 - 55.00	0.34	0.00	0.00	0.00	0.34
	55.01 - 60.00	0.33	0.00	0.00	0.00	0.33
	60.01 - 65.00	0.32	0.00	0.00	0.00	0.32
	65.01 - 70.00	0.37	0.00	0.00	0.00	0.37
	70.01 - 75.00	0.37	0.00	0.00	0.00	0.37
	75.01 - 80.00	0.16	0.00	0.00	0.00	0.16
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.89	0.00	0.00	0.00	2.90

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.13	0.00	0.00	0.00	0.13
	45.01 - 50.00	0.17	0.00	0.00	0.00	0.17
	50.01 - 55.00	0.18	0.00	0.00	0.00	0.18
	55.01 - 60.00	0.15	0.00	0.00	0.00	0.15
	60.01 - 65.00	0.07	0.00	0.00	0.00	0.07
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		1.00	0.00	0.00	0.00	1.00

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.04	0.00	0.00	0.00	0.04
Labrador	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.10	0.00	0.00	0.00	0.10
	45.01 - 50.00	0.15	0.00	0.00	0.00	0.15
	50.01 - 55.00	0.19	0.00	0.00	0.00	0.19
	55.01 - 60.00	0.15	0.00	0.00	0.00	0.15
	60.01 - 65.00	0.07	0.00	0.00	0.00	0.07
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.92	0.00	0.00	0.00	0.92

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017				Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.01	0.00	0.00	0.00	0.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.06	0.00	0.00	0.00	0.06
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.08	0.00	0.00	0.00	0.08
	35.01 - 40.00	0.10	0.00	0.00	0.00	0.11
	40.01 - 45.00	0.15	0.00	0.00	0.00	0.15
	45.01 - 50.00	0.19	0.00	0.00	0.00	0.19
	50.01 - 55.00	0.20	0.00	0.00	0.00	0.20
	55.01 - 60.00	0.21	0.00	0.00	0.00	0.21
	60.01 - 65.00	0.16	0.00	0.00	0.00	0.16
	65.01 - 70.00	0.18	0.00	0.00	0.00	0.18
	70.01 - 75.00	0.24	0.00	0.00	0.00	0.24
	75.01 - 80.00	0.17	0.00	0.00	0.00	0.17
	> 80.00	0.02	0.00	0.00	0.00	0.02
Total Nova Scotia		1.87	0.00	0.00	0.00	1.88

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017				Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	3.42	0.00	0.00	0.00	3.42
	20.01 - 25.00	2.41	0.00	0.00	0.00	2.41
	25.01 - 30.00	3.36	0.00	0.00	0.00	3.37
	30.01 - 35.00	4.58	0.00	0.00	0.00	4.59
	35.01 - 40.00	5.45	0.01	0.00	0.00	5.46
	40.01 - 45.00	6.19	0.00	0.00	0.00	6.20
	45.01 - 50.00	6.11	0.00	0.00	0.00	6.12
	50.01 - 55.00	4.61	0.00	0.00	0.00	4.61
	55.01 - 60.00	3.24	0.00	0.00	0.00	3.24
	60.01 - 65.00	1.74	0.00	0.00	0.00	1.74
	65.01 - 70.00	1.16	0.00	0.00	0.00	1.16
	70.01 - 75.00	0.61	0.00	0.00	0.00	0.61
	75.01 - 80.00	0.08	0.00	0.00	0.00	0.08
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Ontario		42.96	0.04	0.01	0.01	43.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.34	0.00	0.00	0.00	0.34
	20.01 - 25.00	0.24	0.00	0.00	0.00	0.24
	25.01 - 30.00	0.33	0.00	0.00	0.00	0.33
	30.01 - 35.00	0.42	0.00	0.00	0.00	0.43
	35.01 - 40.00	0.53	0.00	0.00	0.00	0.53
	40.01 - 45.00	0.69	0.00	0.00	0.00	0.69
	45.01 - 50.00	0.84	0.00	0.00	0.00	0.84
	50.01 - 55.00	1.06	0.00	0.00	0.00	1.06
	55.01 - 60.00	1.18	0.00	0.00	0.00	1.18
	60.01 - 65.00	1.20	0.00	0.00	0.00	1.20
	65.01 - 70.00	1.60	0.00	0.00	0.00	1.61
	70.01 - 75.00	1.60	0.00	0.00	0.00	1.61
	75.01 - 80.00	0.49	0.00	0.00	0.00	0.49
	> 80.00	0.09	0.00	0.00	0.00	0.09
Total Quebec		10.62	0.01	0.00	0.01	10.64

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017				Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.12	0.00	0.00	0.00	0.12
	20.01 - 25.00	0.10	0.00	0.00	0.00	0.10
	25.01 - 30.00	0.13	0.00	0.00	0.00	0.13
	30.01 - 35.00	0.19	0.00	0.00	0.00	0.19
	35.01 - 40.00	0.24	0.00	0.00	0.00	0.24
	40.01 - 45.00	0.37	0.00	0.00	0.00	0.37
	45.01 - 50.00	0.55	0.00	0.00	0.00	0.56
	50.01 - 55.00	0.55	0.00	0.00	0.00	0.55
	55.01 - 60.00	0.39	0.00	0.00	0.00	0.39
	60.01 - 65.00	0.15	0.00	0.00	0.00	0.15
	65.01 - 70.00	0.05	0.00	0.00	0.00	0.05
	70.01 - 75.00	0.04	0.00	0.00	0.00	0.04
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.89	0.00	0.00	0.01	2.91

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.05	0.00	0.00	0.00	0.05

Grand Total		99.79	0.08	0.03	0.10	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score		Principal Balance	Percentage
20.00 and below	Score Unavailable		$5,423,175	0.01
	499 and below		$11,459,801	0.02
	500 - 539		$2,351,231	0.00
	540 - 559		$2,903,323	0.01
	560 - 579		$2,729,333	0.01
	580 - 599		$5,462,971	0.01
	600 - 619		$8,468,540	0.02
	620 - 639		$16,985,145	0.03
	640 - 659		$19,362,931	0.04
	660 - 679		$36,968,820	0.07
	680 - 699		$62,498,590	0.12
	700 - 719		$89,099,283	0.17
	720 - 739		$104,008,858	0.20
	740 - 759		$134,242,438	0.26
	760 - 779		$172,122,514	0.33
	780 - 799		$241,267,620	0.46
	800 and above		$2,734,531,667	5.21
Total			$3,649,886,240	6.95

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017				Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$2,733,400	0.01
	499 and below	$7,048,797	0.01
	500 - 539	$1,919,321	0.00
	540 - 559	$1,491,774	0.00
	560 - 579	$2,720,854	0.01
	580 - 599	$5,979,839	0.01
	600 - 619	$7,204,992	0.01
	620 - 639	$14,949,473	0.03
	640 - 659	$15,862,553	0.03
	660 - 679	$31,895,018	0.06
	680 - 699	$50,786,446	0.10
	700 - 719	$67,812,759	0.13
	720 - 739	$85,378,963	0.16
	740 - 759	$115,031,566	0.22
	760 - 779	$143,131,419	0.27
	780 - 799	$202,292,061	0.39
	800 and above	$1,766,867,642	3.36
Total		$2,523,106,878	4.80

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$2,370,105	0.00
	499 and below	$10,984,530	0.02
	500 - 539	$5,403,443	0.01
	540 - 559	$4,328,808	0.01
	560 - 579	$6,915,992	0.01
	580 - 599	$5,863,821	0.01
	600 - 619	$15,708,612	0.03
	620 - 639	$24,868,809	0.05
	640 - 659	$32,504,433	0.06
	660 - 679	$57,497,834	0.11
	680 - 699	$79,485,319	0.15
	700 - 719	$115,729,726	0.22
	720 - 739	$141,759,215	0.27
	740 - 759	$167,072,869	0.32
	760 - 779	$216,695,079	0.41
	780 - 799	$269,627,857	0.51
	800 and above	$2,323,426,669	4.42
Total		$3,480,243,119	6.63

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$3,000,785	0.01
	499 and below	$15,760,209	0.03
	500 - 539	$6,075,986	0.01
	540 - 559	$4,872,029	0.01
	560 - 579	$8,455,094	0.02
	580 - 599	$12,994,897	0.02
	600 - 619	$23,403,779	0.04
	620 - 639	$32,249,743	0.06
	640 - 659	$58,704,721	0.11
	660 - 679	$81,265,930	0.15
	680 - 699	$148,017,332	0.28
	700 - 719	$205,484,931	0.39
	720 - 739	$229,856,290	0.44
	740 - 759	$253,270,640	0.48
	760 - 779	$320,604,551	0.61
	780 - 799	$387,611,348	0.74
	800 and above	$2,909,914,768	5.54
Total		$4,701,543,032	8.95

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017		Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$3,778,961	0.01
	499 and below	$10,615,125	0.02
	500 - 539	$9,874,904	0.02
	540 - 559	$7,248,045	0.01
	560 - 579	$14,853,745	0.03
	580 - 599	$23,993,984	0.05
	600 - 619	$34,861,042	0.07
	620 - 639	$51,462,807	0.10
	640 - 659	$83,943,451	0.16
	660 - 679	$122,798,377	0.23
	680 - 699	$190,676,469	0.36
	700 - 719	$249,620,994	0.48
	720 - 739	$304,301,723	0.58
	740 - 759	$325,082,833	0.62
	760 - 779	$420,920,391	0.80
	780 - 799	$523,341,426	1.00
	800 and above	$3,356,015,631	6.39
Total		$5,733,389,911	10.92

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$2,061,954	0.00
	499 and below	$16,014,390	0.03
	500 - 539	$17,165,428	0.03
	540 - 559	$11,313,850	0.02
	560 - 579	$17,665,498	0.03
	580 - 599	$28,361,646	0.05
	600 - 619	$46,816,728	0.09
	620 - 639	$74,765,618	0.14
	640 - 659	$122,580,103	0.23
	660 - 679	$168,506,819	0.32
	680 - 699	$239,975,314	0.46
	700 - 719	$316,908,759	0.60
	720 - 739	$379,316,571	0.72
	740 - 759	$427,265,660	0.81
	760 - 779	$489,242,199	0.93
	780 - 799	$575,206,712	1.10
	800 and above	$3,550,475,484	6.76
Total		$6,483,642,732	12.35

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$1,096,720	0.00
	499 and below	$18,066,660	0.03
	500 - 539	$19,385,613	0.04
	540 - 559	$12,965,285	0.02
	560 - 579	$20,637,614	0.04
	580 - 599	$34,254,846	0.07
	600 - 619	$51,101,152	0.10
	620 - 639	$82,001,729	0.16
	640 - 659	$136,630,712	0.26
	660 - 679	$217,418,964	0.41
	680 - 699	$281,404,564	0.54
	700 - 719	$381,541,977	0.73
	720 - 739	$421,854,229	0.80
	740 - 759	$471,134,156	0.90
	760 - 779	$563,991,725	1.07
	780 - 799	$622,949,135	1.19
	800 and above	$3,249,049,083	6.19
Total		$6,585,484,164	12.54

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017		Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$2,108,008	0.00
	499 and below	$14,279,743	0.03
	500 - 539	$19,973,236	0.04
	540 - 559	$11,164,354	0.02
	560 - 579	$20,020,627	0.04
	580 - 599	$25,952,095	0.05
	600 - 619	$41,367,354	0.08
	620 - 639	$78,944,476	0.15
	640 - 659	$134,440,746	0.26
	660 - 679	$195,798,430	0.37
	680 - 699	$265,805,847	0.51
	700 - 719	$356,116,702	0.68
	720 - 739	$417,606,292	0.80
	740 - 759	$405,972,528	0.77
	760 - 779	$462,001,571	0.88
	780 - 799	$517,695,815	0.99
	800 and above	$2,520,282,571	4.80
Total		$5,489,530,394	10.45

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$1,090,982	0.00
	499 and below	$10,026,735	0.02
	500 - 539	$12,105,705	0.02
	540 - 559	$11,234,375	0.02
	560 - 579	$12,372,890	0.02
	580 - 599	$24,490,456	0.05
	600 - 619	$35,711,938	0.07
	620 - 639	$71,569,009	0.14
	640 - 659	$118,058,658	0.22
	660 - 679	$180,112,204	0.34
	680 - 699	$241,882,453	0.46
	700 - 719	$312,805,453	0.60
	720 - 739	$322,002,345	0.61
	740 - 759	$353,817,557	0.67
	760 - 779	$375,852,034	0.72
	780 - 799	$383,229,916	0.73
	800 and above	$1,893,171,684	3.60
Total		$4,359,534,393	8.30

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$299,173	0.00
	499 and below	$8,452,085	0.02
	500 - 539	$9,110,928	0.02
	540 - 559	$7,035,729	0.01
	560 - 579	$8,416,954	0.02
	580 - 599	$17,924,730	0.03
	600 - 619	$28,098,083	0.05
	620 - 639	$46,653,490	0.09
	640 - 659	$65,270,675	0.12
	660 - 679	$109,401,759	0.21
	680 - 699	$166,246,068	0.32
	700 - 719	$210,812,846	0.40
	720 - 739	$216,693,139	0.41
	740 - 759	$226,860,335	0.43
	760 - 779	$256,790,857	0.49
	780 - 799	$300,202,353	0.57
	800 and above	$1,388,909,434	2.64
Total		$3,067,178,639	5.84

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017		Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$1,523,922	0.00
	499 and below	$5,698,465	0.01
	500 - 539	$9,068,454	0.02
	540 - 559	$8,604,326	0.02
	560 - 579	$7,949,757	0.02
	580 - 599	$14,263,241	0.03
	600 - 619	$29,979,231	0.06
	620 - 639	$38,240,206	0.07
	640 - 659	$60,341,312	0.11
	660 - 679	$110,301,758	0.21
	680 - 699	$138,550,987	0.26
	700 - 719	$189,659,280	0.36
	720 - 739	$191,286,208	0.36
	740 - 759	$222,379,775	0.42
	760 - 779	$243,429,565	0.46
	780 - 799	$265,212,302	0.51
	800 and above	$1,292,485,544	2.46
Total		$2,828,974,332	5.39

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$84,154	0.00
	499 and below	$7,038,954	0.01
	500 - 539	$10,186,590	0.02
	540 - 559	$8,112,894	0.02
	560 - 579	$9,818,096	0.02
	580 - 599	$15,753,846	0.03
	600 - 619	$26,084,156	0.05
	620 - 639	$46,130,442	0.09
	640 - 659	$75,845,102	0.14
	660 - 679	$114,304,381	0.22
	680 - 699	$158,611,550	0.30
	700 - 719	$193,090,069	0.37
	720 - 739	$217,222,501	0.41
	740 - 759	$223,443,247	0.43
	760 - 779	$218,436,033	0.42
	780 - 799	$232,245,571	0.44
	800 and above	$884,188,328	1.68
Total		$2,440,595,913	4.65

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$0	0.00
	499 and below	$2,199,898	0.00
	500 - 539	$2,408,651	0.00
	540 - 559	$3,132,406	0.01
	560 - 579	$6,092,819	0.01
	580 - 599	$6,045,853	0.01
	600 - 619	$12,314,904	0.02
	620 - 639	$19,258,090	0.04
	640 - 659	$36,437,324	0.07
	660 - 679	$62,566,046	0.12
	680 - 699	$85,611,308	0.16
	700 - 719	$89,978,478	0.17
	720 - 739	$111,166,582	0.21
	740 - 759	$95,512,678	0.18
	760 - 779	$101,163,003	0.19
	780 - 799	$97,398,612	0.19
	800 and above	$309,694,327	0.59
Total		$1,040,980,980	1.98

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017		Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 10/31/2017
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00	Score Unavailable	$0	0.00
	499 and below	$378,979	0.00
	500 - 539	$176,036	0.00
	540 - 559	$770,524	0.00
	560 - 579	$785,317	0.00
	580 - 599	$857,530	0.00
	600 - 619	$1,979,314	0.00
	620 - 639	$3,238,432	0.01
	640 - 659	$5,129,842	0.01
	660 - 679	$10,307,729	0.02
	680 - 699	$15,020,119	0.03
	700 - 719	$16,030,724	0.03
	720 - 739	$19,040,029	0.04
	740 - 759	$14,802,720	0.03
	760 - 779	$9,203,654	0.02
	780 - 799	$8,405,743	0.02
	800 and above	$26,398,009	0.05
Total		$132,524,701	0.25

Grand Total		$52,516,615,427	100.00

RBC Covered Bond Programme		Monthly Investor Report - October 31, 2017		Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix
Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2017	Page 21 of 21